SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues			$ 39,990	$ 63,000
Legal and accounting	276,378	219,531	1,754,287	1,374,869
Employee expenses	182,268	186,149	516,428	331,873
General and administrative expense	532,359	253,348	1,260,873	721,831
Interest expense - related parties and loss on extinguishment of bridge loan	869,815	2,400
Amortization expense	438,111	67,076	798,311	178,869
Interest income	(6,815)	(12,687)	(327,377)	(12,687)
Net loss	$ (8,615,920)	$ (2,184,500)	$ (46,622,106)	$ (9,645,482)
NEONC TECHNOLOGIES HOLDINGS, INC.
Revenues					$ 83,000	$ 70,462
Total clinical trial expense					3,045,238	1,534,114
Legal and accounting					1,178,812	1,907,687
Offering costs					821,812
Employee expenses					686,131	798,743
Advisory services					500,000	500,000
Lease amortization					245,944
Advertising					349,278	141,109
General and administrative expense					357,057	550,354
Litigation settlement expense, net					41,250	4,100,000
License expense						2,737,773
Interest expense - related parties and loss on extinguishment of bridge loan					4,626,978	2,721,747
Amortization expense					145,097
Interest income					(16,133)
Net loss					(11,898,464)	(14,921,065)
NEONC TECHNOLOGIES HOLDINGS, INC. | NEO100 [Member]
Total clinical trial expense					1,200,624	702,226
NEONC TECHNOLOGIES HOLDINGS, INC. | NEO100-02 [Member]
Total clinical trial expense					320,987
NEONC TECHNOLOGIES HOLDINGS, INC. | NEO212 [Member]
Total clinical trial expense					870,634	279,859
NEONC TECHNOLOGIES HOLDINGS, INC. | Pediatric [Member]
Total clinical trial expense					191,593	169,777
NEONC TECHNOLOGIES HOLDINGS, INC. | Laboratory [Member]
Total clinical trial expense					460,559	326,272
NEONC TECHNOLOGIES HOLDINGS, INC. | Other [Member]
Total clinical trial expense					$ 841	$ 55,980